Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 66,063	$ 67,787
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	9,684	10,232
Unfunded commitments	31,700
Total exposure	41,400
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,600
Unfunded commitments	17,500
Total exposure	19,100
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,600
Unfunded commitments	7,600
Total exposure	9,200
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	6,100
Unfunded commitments	1,500
Total exposure	7,600
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	3,800
Total exposure	3,900
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	200
Total exposure	200
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	1,100
Total exposure	1,400
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,732	$ 2,128
Unfunded commitments	11,700
Total exposure	13,400
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	500
Unfunded commitments	4,100
Total exposure	4,600
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	3,700
Total exposure	4,000
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	800
Unfunded commitments	3,200
Total exposure	4,000
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	700
Total exposure	$ 800